Lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessee Lease Description [Line Items]
Total lease expenses under operating leases		$ 1,494	$ 917
Minimum
Lessee Lease Description [Line Items]
Operating lease remaining lease term	1 year
Maximum
Lessee Lease Description [Line Items]
Operating lease remaining lease term	6 years